Expense Example - FidelityRealEstateInvestmentPortfolio-PRO - FidelityRealEstateInvestmentPortfolio-PRO - Fidelity Real Estate Investment Portfolio - Fidelity Real Estate Investment Portfolio	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810